Debt - Revolving Credit Facility (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) lineOfCredit	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Credit facilities available and undrawn			€ 427,000,000	$ 455.4
Amounts utilized under credit facilities | $				$ 0.0
Revolving Credit Facility | ESG-Linked Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities available and undrawn | €			400,000,000
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid | $	$ 0.9	$ 1.3
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 1
Debt Instrument [Line Items]
Interest period length	1 month
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 2
Debt Instrument [Line Items]
Interest period length	3 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 3
Debt Instrument [Line Items]
Interest period length	6 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Minimum
Debt Instrument [Line Items]
Interest rate	0.55%
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Maximum
Debt Instrument [Line Items]
Interest rate	1.50%
Line of Credit
Debt Instrument [Line Items]
Credit facilities available and undrawn | €			€ 27,000,000
Number of lines of credit | lineOfCredit	3